SHAREHOLDERS' EQUITY (Details Textual) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	255,000
Common Stock, Shares, Outstanding	38,267,550	25,612,550
IPO [Member]
Stock Issued During Period, Shares, New Issues	12,400,000
Shares Issued, Price Per Share	$ 9.75
Payment of Commission Price Per Share	$ 0.585
Stock Issued During Period, Value, New Issues	$ 113,646,000
Payments for Fees	810,000
Proceeds from Issuance Initial Public Offering	$ 112,836,000